Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000143962 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000143962 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143962 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143962 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000143962 | 31424WLR1 | Federal Agricultural Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143962 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000143962 | 07833EAM9 | Bellco Credit Union
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000143962 | 920133AN5 | Valley Strong Credit Union
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000143962 | 46657VFE5 | JPMorgan Chase Bank NA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000143962 | 09776DAH7 | BOM Bank
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000143962 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143962 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000143962 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000143962 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	75.10%
C000126480 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000126480 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000126480 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000126480 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000126480 | 31424WLR1 | Federal Agricultural Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126480 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000126480 | 07833EAM9 | Bellco Credit Union
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000126480 | 920133AN5 | Valley Strong Credit Union
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000126480 | 46657VFE5 | JPMorgan Chase Bank NA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000126480 | 09776DAH7 | BOM Bank
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000126480 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126480 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000126480 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000126480 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	75.10%